TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information, as supplemented

Transamerica Long Credit

Transamerica Sustainable Bond

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Transamerica Long Credit

Effective December 1, 2023, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Long Credit under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since March 2023
Norbert King	Portfolio Manager	since December 2023
Sivakumar N. Rajan	Portfolio Manager	since March 2023

Effective December 1, 2023, the following replaces the corresponding information in the Prospectuses for Transamerica Long Credit under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Portfolio Manager with Aegon USA Investment Management, LLC since 2004
Norbert King	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Portfolio Manager with Aegon USA Investment Management, LLC since 2017
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

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Effective December 1, 2023, the following information replaces the corresponding information in the Statements of Additional Information in “Appendix B - Portfolio Managers” under “Aegon USA Investment Management, LLC (“AUIM”)”, as applicable:

Transamerica Long Credit

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA*	8	$7.34 billion	8	$1.41 billion	8	$24.67 billion
Norbert King*	1	$3.17 billion	1	$102 million	15	$25.60 billion
Sivakumar N. Rajan*	10	$10.83 billion	7	$1.38 billion	11	$24.67 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0
Norbert King*	0	$0	0	$0	0	$0
Sivakumar N. Rajan*	0	$0	0	$0	0	$0
*	As of October 31, 2023

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Transamerica Sustainable Bond

Effective December 1, 2023, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Sustainable Bond under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since July 2020
Emily Phelps, CFA	Portfolio Manager	since December 2023
James Rich	Portfolio Manager	since July 2020

Effective December 1, 2023, the following replaces the corresponding information in the Prospectuses for Transamerica Sustainable Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Portfolio Manager with Aegon USA Investment Management, LLC since 2004
Emily Phelps, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Employed by Aegon USA Investment Management, LLC since 2019; Portfolio Manager with Aegon USA Investment Management, LLC since 2022; Member of the Client Investment Solutions Group
James Rich	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2020; Portfolio Manager with Aegon USA Investment Management, LLC since 2013; Member of the Sustainable Investment Committee

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Effective December 1, 2023, the following information replaces the corresponding information in the Statements of Additional Information in “Appendix B - Portfolio Managers” under “Aegon USA Investment Management, LLC (“AUIM”)”, as applicable:

Transamerica Sustainable Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA*	8	$7.33 billion	8	$1.41 billion	8	$24.67 billion
Emily Phelps, CFA*	0	$0	0	$0	1	$12 million
James Rich*	1	$0	1	$29 million	1	$96 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0
Emily Phelps, CFA*	0	$0	0	$0	0	$0
James Rich*	0	$0	0	$0	0	$0
*	As of October 31, 2023

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Investors Should Retain this Supplement for Future Reference

November 27, 2023